Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (20,490)	$ (19,067)	$ (15,890)
Total property and equipment, net		293,933	292,526
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,043	13,043	13,043
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,899	21,899	21,891
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,940	8,940	8,940
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4,058	4,058
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,475	5,451	5,375
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	583	583	583
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,095	7,095
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	298	298	298
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 246,817	$ 251,633	$ 247,133